INTEREST EXPENSES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
INTEREST EXPENSES
Schedule of interest expenses

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)
Interest expenses for margin financing
Due to banks	65,295	23,477
Due to other licensed financial institutions	36,294	7,391
Due to other parties	—	—
Interest expenses for securities borrowed
Due to clients	88,818	29,524
Due to brokers	14,093	5,435
Interest expenses for IPO financing
Due to banks	42,183	—
Due to other parties	284	—
Total	246,967	65,827

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Interest expenses for margin financing
Due to banks	97,358	48,369
Due to other licensed financial institutions	49,131	9,233
Interest expenses for securities borrowed
Due to clients	110,186	42,325
Due to brokers	15,207	10,598
Interest expenses for IPO financing
Due to banks	49,404	—
Total	321,286	110,525